Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information

Note 20. Segment Information

The Company operates its business and reports its results through three operating and reportable segments: dispensary, patient services, and clinical trials & other in accordance with ASC 280. See Note 2 for a summary of the Company’s policy on segment information.

Summarized financial information for the Company’s segments is shown in the following tables:

	Three Months Ended March 31,
(in thousands)	2022	2021
Revenue
Patient services	$35,057	$29,622
Dispensary	18,679	17,618
Clinical trials & other	1,425	1,340
Consolidated revenue	55,161	48,580
Direct costs
Patient services	27,378	23,086
Dispensary	15,324	15,123
Clinical trials & other	137	169
Total segment direct costs	42,839	38,378
Depreciation expense
Patient services	250	127
Dispensary	—	—
Clinical trials & other	47	29
Total segment depreciation expense	297	156

Amortization of intangible assets
Patient services	621	560
Dispensary	—	—
Clinical trials & other	53	53
Total segment amortization	674	613
Operating income
Patient services	6,808	5,849
Dispensary	3,355	2,495
Clinical trials & other	1,188	1,089
Total segment operating income	11,351	9,433
Selling, general and administrative expense	29,806	11,178
Non-segment depreciation and amortization	16	8
Total consolidated operating loss	$(18,471)	$(1,753)

	March 31,	December 31,
(in thousands)	2022	2021
Assets
Patient services	$47,086	$44,223
Dispensary	6,172	4,277
Clinical trials & other	13,717	14,504
Non-segment assets	139,537	140,435
Total assets	$206,512	$203,439

Note 20. Segment Information

The Company operates its business and reports its results through three operating and reportable segments: dispensary, patient services, and clinical trials & other. in accordance with ASC 280. See Note 2 for a summary of the Company’s policy on segment information.

A brief description of each of the Company’s segments is as follows:

Patient Services

The Company provides oncology treatment and care to patients. As part of the patient services segment, the Company provides a variety of services including physician services, in-house infusion and pharmacy, radiology, educational seminars, support groups, counseling, and 24/7 patient assistance.

Dispensary

The Company sells oral prescription drugs directly through its dispensary. The Company purchases these drugs from various manufacturers and fills the prescription using its specialized expertise and knowledge of each individual patient’s needs.

Clinical Trials & Other

The Company enters into contracts to perform clinical research trials. As part of the clinical trials & other segment, the Company conducts cancer clinical trials through a network of experienced cancer care specialists for a broad range of pharmaceutical and medical device companies. The “other” portion of clinical trials & other consists of miscellaneous ancillary sources of revenue and expenses such as, medical supplies, biohazardous medical waste, and management fees.

Summarized financial information for the Company’s segments is shown in the following tables:

	Year Ended December 31,
(in thousands)	2021	2020
Revenue
Patient services	$124,074	$116,817
Dispensary	72,550	63,890
Clinical trials & other	6,379	6,808
Consolidated revenue	203,003	187,515
Direct costs
Patient services	99,401	95,747
Dispensary	62,102	53,907
Clinical trials & other	652	982
Total segment direct costs	162,155	150,636
Depreciation expense
Patient services	659	940
Dispensary	1	—
Clinical trials & other	123	7
Total segment depreciation expense	783	947
Amortization of intangible assets
Patient services	2,305	1,863
Dispensary	—	—
Clinical trials & other	211	213
Total segment amortization	2,516	2,076
Operating income
Patient services	21,709	18,267
Dispensary	10,447	9,983
Clinical trials & other	5,393	5,606
Total segment operating income	37,549	33,856
Selling, general and administrative expense	83,365	41,898
Non-segment depreciation and amortization	42	155
Total consolidated operating loss	$(45,858)	$(8,197)

(in thousands)	December 31, 2021	December 31, 2020
Assets
Patient services	$44,223	$36,446
Dispensary	4,277	4,319
Clinical trials & other	14,504	5,487
Non-segment assets	140,435	19,437
Total assets	$203,439	$65,689